Fair Value (Losses Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	¥ 90,397	¥ 556,701
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	1,016	14,146
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	63,581	82,720
Loans [Member] | Loans Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	55	363
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	63,526	82,357
Premises and Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	6,798	7,191
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	5,803	117,726
Goodwill [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	6,638	333,719
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	6,561	1,199
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	5,465	681
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses on change in fair value	¥ 1,096	¥ 518